Offerings	Mar. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	3,147,681
Proposed Maximum Offering Price per Unit	2.65
Maximum Aggregate Offering Price	$ 8,341,354.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,151.94
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.0001 per share ("Common Stock") that becomes issuable pursuant to the provisions of the Registrant's 2020 Equity Incentive Plan ("2020 EIP") and 2020 Employee Stock Purchase Plan ("2020 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the Registrant's outstanding shares of Common Stock. The amount registered represents additional shares of Common Stock to be registered and available for grant under the 2020 EIP resulting from the annual 5% automatic increase in the number of authorized shares available for issuance under the 2020 EIP. The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $2.65 was computed by averaging the high and low prices of a share of Common Stock as reported on The Nasdaq Stock Market LLC ("Nasdaq") on March 3, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	629,536
Proposed Maximum Offering Price per Unit	2.25
Maximum Aggregate Offering Price	$ 1,416,456.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 195.61
Offering Note	The amount registered represents additional shares to be registered and available for grant under the 2020 ESPP resulting from the annual 1% automatic increase in the number of authorized shares available for issuance under the 2020 ESPP. The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $2.25 was computed by averaging the high and low prices of a share of Common Stock as reported on Nasdaq on March 3, 2026, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the 2020 ESPP.